Subsequent Event	12 Months Ended
Oct. 29, 2017
Subsequent Events
Subsequent Events

Note R

Subsequent Events

On November 27, 2017, subsequent to the end of the fiscal year, the Company completed the acquisition of Columbus Manufacturing, Inc. (Columbus), an authentic premium deli meat and salami company, from Chicago-based Arbor Investments. The purchase price is approximately $850.0 million. The transaction was closed in the first quarter of fiscal 2018 and was funded with cash on hand along with borrowing $375.0 million under a term loan facility and $375.0 million under a revolving credit facility. The acquisition will be accounted for as a business combination using the acquisition method. The allocation of the purchase price will be finalized upon completion of the fair value analysis of Columbus’s assets.

Columbus specializes in authentic premium deli meat and salami and allows the Company to enhance its scale in the deli by broadening its portfolio of products, customers, and consumers.

Operating results for this acquisition will be included in the Company’s Consolidated Statements of Operations from the date of acquisition and will be reflected in the Refrigerated Foods segment.